GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [Abstract]
Disclosure of percentage ownership

Tax No.	Company	Country of origin	Functional Currency	As December 31, 2025			As December 31, 2024			As December 31, 2023
				Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
76.717.244-3	Prime Cargo SpA.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A.	Chile	US$	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000
96.847.880-K	Technical Training LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited (*)	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Professional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Latam Travel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	Latam Travel S.A.	Argentina	ARS	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000
Foreign	Faisán Finance DAC (*)	Ireland	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	0.0000	0.0000	0.0000
Foreign	TAM S.A. and Subsidiaries (**)	Brazil	BRL	63.0987	36.9013	100.0000	63.0987	36.9013	100.0000	63.0987	36.9013	100.0000
(*)These subsidiaries have no operations.
(**)As of December 31, 2025, the indirect participation percentage of TAM S.A. and its Subsidiaries is from Holdco I S.A., a company which LATAM Airlines Group S.A. has a 100% share on economic rights and 51.04% of political rights. Its percentage arose as a result of the provisional measure No. 863 of the Brazilian government implemented in December of 2018 that allows foreign capital to have up to 100% of the share ownership of a Brazilian Airline.

Disclosure of interests in subsidiaries

		Statement of financial position						Net Income
								For the year ended December 31,
		As of December 31, 2025			As of December 31, 2024			2025	2024	2023

Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	549,409	2,048,197	(1,117,168)	462,748	1,933,499	(1,092,261)	(36,835)	(122,763)	7,514
Foreign	Latam Airlines Perú S.A.	529,475	418,988	110,487	437,768	366,089	16,930	38,808	22,861	(4,666)
93.383.000-4	Lan Cargo S.A.	578,756	318,492	260,264	490,550	263,747	226,803	34,617	27,238	22,677
76.717.244-3	Prime Cargo SpA.	16,818	12,333	4,485	14,806	14,844	(38)	135	(813)	—
Foreign	Connecta Corporation	37,884	10,717	27,167	47,583	15,255	32,328	(5,161)	(5,936)	693
Foreign	Prime Airport Services Inc. and Subsidiary (*)	19,264	15,291	3,973	18,752	15,582	3,169	802	977	1,380
96.951.280-7	Transporte Aéreo S.A.	234,376	141,333	93,043	238,354	121,609	116,745	(21,983)	(10,064)	24,871
96.631.520-2	Fast Air Almacenes de Carga S.A.	30,055	18,951	11,104	25,783	19,771	6,005	4,256	3,675	462
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	264,655	145,918	(45,855)	208,807	116,796	(66,907)	21,728	6,010	(5,345)
96.575.810-0	Inversiones Lan S.A.	1,208	48	1,160	1,184	48	1,136	25	(53)	(36)
96.847.880-K	Technical Training LATAM S.A.	1,485	1,060	425	1,238	740	498	(64)	205	165
Foreign	Latam Finance Limited	111	208,620	(208,509)	112	208,620	(208,508)	(1)	(1)	(1)
Foreign	Professional Airline Services INC.	11,382	2,084	9,298	8,508	1,660	6,848	2,449	1,960	1,681
Foreign	Jarletul S.A.	9	1,101	(1,092)	12	1,101	(1,089)	(3)	(4)	8
Foreign	Latam Travel S.R.L.	95	—	95	93	—	93	2	—	5
76.262.894-5	Latam Travel Chile II S.A.	338	1,225	(887)	358	1,243	(885)	(2)	(2)	(16)
Foreign	Latam Travel S.A.	4,323	1,807	2,516	3,847	1,623	2,091	422	(3,563)	940
Foreign	TAM S.A. and Subsidiaries (*)	4,963,316	3,167,385	1,794,199	4,070,469	2,557,042	1,512,327	553,684	673,648	740,783
(*)The Equity reported corresponds to Equity attributable to owners of the parent company, it does not include Non-controlling participation.